18. TRADE PAYABLES (Details Narrative)	Dec. 31, 2020
Bottom of range [member]
TradePayablesLineItems [Line Items]
Discounted rates	14.90%
Top of range [member]
TradePayablesLineItems [Line Items]
Discounted rates	17.20%